Calculation of Pro Forma Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Schedule Of Earnings Per Share [Line Items]
Pro forma net income (loss)	$ (964,922)	$ 174,300	$ 151,332		$ 26,997
Noncontrolling interest in pro forma net (income) loss, net of tax	34,851	(42,134)	(49,830)		2,701
Previous owners interest in pro forma net (income) loss, net of tax	(1,425)	(9,527)	10,790		37,318
Net income (loss) available to common stockholders	(951,801)
Common shares outstanding immediately following the Offering			193,676	[1]	193,676	[1]
Basic EPS			$ 0.31		$ (0.03)
Diluted EPS			$ 0.30		$ (0.03)
Pro Forma [Member]
Schedule Of Earnings Per Share [Line Items]
Pro forma net income (loss)			97,797		17,512
Noncontrolling interest in pro forma net (income) loss, net of tax			(31,861)		1,745
Previous owners interest in pro forma net (income) loss, net of tax			(6,899)		(24,111)
Net income (loss) available to common stockholders			$ 59,037		$ (4,854)

[1]	Includes dilutive effect of 1,176 restricted common shares.